Financial Instruments by Category	12 Months Ended
Dec. 31, 2024
Financial Instruments by Category [Abstract]
FINANCIAL INSTRUMENTS BY CATEGORY
39.	FINANCIAL INSTRUMENTS BY CATEGORY

The carrying amounts of each of the categories of financial instruments as at the end of each reporting period are as follows:

2023

Financial assets

	Financial assets at fair value through profit or loss	Financial assets at amortized cost	Total
	RMB	RMB	RMB

Financial assets included in prepayments, other receivables and other assets	-	10,352	10,352
Cash and bank balances	-	1,093,833	1,093,833
Trade receivables	-	145,893	145,893
Financial assets at FVTPL	1,951	-	1,951
Financial assets included in other non-current assets	-	3,000	3,000

Total	1,951	1,253,078	1,255,029

Financial liabilities

Financial liabilities at amortized cost
RMB

Interest-bearing bank and other borrowings (current and non-current portions)	1,795,595
Trade payables	72,445
Financial liabilities included in other payables and accruals	63,122
Long-term payables (current and non-current portion)	37,458

Total	1,968,620

2024

Financial assets

	Financial assets at fair value through profit or loss	Financial assets at amortized cost	Total	Total
	RMB	RMB	RMB	US$

Financial assets included in prepayments, other receivables and other assets	-	9,846	9,846	1,349
Cash and bank balances	-	1,261,211	1,261,211	172,785
Trade receivables	-	83,143	83,143	11,390
Financial assets at FVTPL	1,141	-	1,141	156
Financial assets included in other non-current assets	-	2,439	2,439	334

Total	1,141	1,356,639	1,357,780	186,014

Financial liabilities

	Financial liabilities at amortized cost	Total
	RMB	US$

Interest-bearing bank and other borrowings (current and non-current portions)	1,668,497	228,583
Trade payables	91,966	12,599
Financial liabilities included in other payables and accruals	73,670	10,094
Long-term payables (current and non-current portion)	29,344	4,020

Total	1,863,477	255,296